Key Developments - Orogen - Transaction and components of the consideration (Details) $ in Thousands, $ in Millions	Dec. 31, 2025 USD ($)	Jul. 09, 2025 USD ($) shares	Jul. 09, 2025 CAD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure Of Key Developments [Line Items]
Cash and cash equivalents	$ 71,284			$ 36,245	$ 17,379
Amounts receivable	22,772			16,953
Amounts payable and other liabilities	(35,073)			(23,090)
Income tax payable	$ (3,495)			$ (3,718)
Orogen Royalties Inc.
Disclosure Of Key Developments [Line Items]
Cash and cash equivalents		$ 8,754
Amounts receivable		277
Arthur gold project royalty		255,839
Investment in Orogen Spinco		7,307
Amounts payable and other liabilities		(5,269)
Income tax payable		(6,420)
Total assets acquired, net of liabilities assumed		$ 260,488
Number of Triple Flag common shares issued to Orogen shareholders | shares		5,633,629	5,633,629
Value of Triple Flag common shares issued to Orogen shareholders		$ 125,311
Cash consideration paid		123,818	$ 171.5
Orogen Spinco cash investment		7,307
Transaction costs		4,052
Purchase consideration		260,488
Forward exchange gain		$ 1,100